Share-Based Compensation - Additional Information (Detail) - 2011 Stock Plan - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		1.6	0.7
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period annual vesting percentage	25.00%
Vesting period	4 years
Options contractual term	10 years